Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	ICTS INTERNATIONAL N V
Entity Central Index Key	0001010134
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	8,036,698

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,160	$ 4,147
Restricted cash	3,774	3,774
Accounts receivable, net	11,538	11,616
Deferred tax assets, net	66	133
Prepaid expenses and other current assets	1,637	994
Total current assets	19,175	20,664
Property and equipment, net	1,610	1,723
Deferred financing costs	287	448
Goodwill	314	314
Other assets	422	733
Total assets	21,808	23,882
CURRENT LIABILITIES:
Notes payable - bank	8,141	8,086
Accounts payable	4,365	3,700
Accrued expenses and other current liabilities	13,235	14,437
Income taxes payable	1,583	1,568
Current liabilities from discontinued operations	1,889	1,858
Total current liabilities	29,213	29,649
Convertible notes payable to related party, including accrued interest	23,440	20,846
Liability to United States Department of Labor	867	851
Other liabilities	113	150
Total liabilities	53,633	51,496
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,036,698 shares issued and outstanding as of June 30, 2012 and December 31, 2011	4,492	4,492
Additional paid-in capital	20,828	20,828
Accumulated deficit	(50,446)	(46,176)
Accumulated other comprehensive loss	(6,699)	(6,758)
Total shareholders' deficit	(31,825)	(27,614)
Total liabilities and shareholders' deficit	$ 21,808	$ 23,882

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, par value per share	$ 0.45	$ 0.45
Common stock, shares authorized	17,000,000	17,000,000
Common stock, shares issued	8,036,698	8,036,698
Common stock, shares outstanding	8,036,698	8,036,698

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 51,149	$ 51,734
Cost of revenue	45,796	45,902
GROSS PROFIT	5,353	5,832
Operating expenses:
Research and development	752	1,189
Selling, general and administrative	8,015	8,676
Total operating expenses	8,767	9,865
OPERATING LOSS	(3,414)	(4,033)
Other expenses, net	(744)	(1,720)
LOSS BEFORE INCOME TAX EXPENSE	(4,158)	(5,753)
Income tax expense	(81)	(112)
LOSS FROM CONTINUING OPERATIONS	(4,239)	(5,865)
Loss from discontinued operations	(31)
NET LOSS	(4,270)	(5,865)
LOSS PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.53)	$ (0.73)
Discontinued operations	$ 0	$ 0
Net loss	$ (0.53)	$ (0.73)
Weighted average number of shares outstanding	8,036,698	8,009,185
COMPREHENSIVE LOSS
Net loss	(4,270)	(5,865)
Translation adjustment	59	(19)
Comprehensive loss	$ (4,211)	$ (5,884)